Revenue - Contract liabilities are analyzed as follows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Contract liabilities [abstract]
Advance payments received from customers for purchase of goods	¥ 235,435	¥ 174,366
Deferred revenue related to license fees	91,431	118,147
Total contract liabilities	¥ 326,866	¥ 292,513	¥ 321,546
Minimum.
Contract liabilities [abstract]
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	20.00%
Maximum.
Contract liabilities [abstract]
Percentage of advance payment for purchase of goods from certain overseas distributors prior to delivery of goods	100.00%